Total
Meeder Prime Money Market Fund
Prime Money Market Fund
INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide current income while maintaining a stable share price of $1.00.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Meeder Prime Money Market Fund Meeder Prime Money Market Fund Shares
Management Fees	0.40%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.55%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	0.97%
[1]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example	One Year	Three Years	Five Years	Ten Years
Meeder Prime Money Market Fund | Meeder Prime Money Market Fund Shares | USD ($)	99	309	536	1,190

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. Government, securities issued by U.S. Government agencies, obligations issued by corporations and financial institutions, and money market mutual funds that invest in such securities.

The Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940, including those related to liquidity, quality, maturity, and diversification. Consistent with these requirements, the Fund:

●	Seeks to maintain a net asset value of $1.00 per share.

●	Only acquires securities the Fund's investment adviser determines present minimal credit risks and that are "Eligible Securities" under applicable regulation.

●	Only acquires securities with remaining maturities of 397 calendar days or less as determined under Rule 2a-7.

●	Maintains a dollar-weighted average portfolio maturity of 60 calendar days or less.

●	Will not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. Government securities or as permitted under Rule 2a-7.

●	Will not acquire any illiquid security if, immediately after the acquisition, the Fund would have invested more than 5% of its total assets in illiquid securities.

●	Maintains a maximum dollar-weighted average life maturity of 120 calendar days or less.

●	Will not acquire any security other than a "daily liquid asset" (as defined in Rule 2a-7) if, immediately after the acquisition, the Fund would have invested less than 10% of its total assets in "daily liquid assets."

●	Will not acquire any security other than a "weekly liquid asset" (as defined in Rule 2a-7) if, immediately after the acquisition, the Fund would have invested less than 30% of its total assets in "weekly liquid assets."

The Fund will limit its purchases to U.S. Government securities and securities of its agencies and instrumentalities, bank obligations and instruments secured thereby, high quality commercial paper, high-grade corporate obligations, funding agreements, repurchase agreements, and money market mutual funds that invest in such securities. The Fund generally will attempt to purchase securities with longer maturities when it believes interest rates are falling and will attempt to purchase securities with shorter maturities when it believes interest rates are rising.

The Fund may engage in repurchase agreement transactions that are collateralized by cash or government securities. In addition, it may engage in repurchase agreement transactions that are collateralized by non-government securities such as fixed income securities that are rated investment grade and below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. The term of a fixed income security used as collateral may be longer than permissible for the Fund to invest directly.

The Fund intends to qualify as a "Retail Money Market Fund," as defined by Rule 2a-7 under the Investment Company Act of 1940. Retail Money Market Funds may be beneficially owned only by natural persons, as determined in the "How to Buy Shares" section of this Prospectus.

Other than as set forth in the SAI, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Credit Risk. Investments in fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund.

Cybersecurity Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund's fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund's investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Investment Company Risk. To the extent the Fund invests in money market mutual funds ("the underlying funds"), you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund's direct fees and expenses.

Low Short-Term Interest Rates: Market conditions or monetary policy may cause short-term interest rates to fall to very low levels, which can result in very low Fund yield. During these conditions, it is possible that the Fund will generate an insufficient amount of income to pay its expenses, that it may not be able to pay a daily dividend, or may have a negative yield, meaning that it loses money on an operating basis after payment of fees and expenses. During these conditions, the Fund may maintain a substantial portion of its assets in cash, on which it may earn little, if any, income.

Market Risk. The value of securities held by the Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Unexpected local, regional or global events and their aftermath, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; epidemics, pandemics and other public health crises; recessions and depressions; or other tragedies, catastrophes and events could have a significant impact on the Fund and its investments. Such events may have significant adverse direct or indirect effects on a Fund and its investments and different sectors of the market or different security types may react differently to such developments.

Repurchase Agreement Risk. The Fund is subject to the risk that the counterparty may default on its obligation to repurchase the underlying instruments collateralizing the repurchase agreement, which may cause the Fund to lose money. These risks are magnified to the extent that a repurchase agreement is secured by securities other than cash or U.S. Government securities.

Performance

The following bar chart and table illustrates how the Fund's performance results have varied from year to year. The table shows the Fund's average annual total returns for various periods. This information provides some indication of the risks of investing in the Fund. Past investment results are not predictive of future investment results. Updated performance information is available by visiting www.meederinvestment.com.

Annual Total Returns as of 12/31/19 Prime Money Market Fund

Best Quarter:	2nd Qtr. 2019	0.56%
Worst Quarter:	1st Qtr. 2015	0.01%

Average Annual Total Returns as of 12/31/19
Average Annual Total Returns	1 Year	5 Years	10 Years	Inception Date
Meeder Prime Money Market Fund | Meeder Prime Money Market Fund Shares	2.06%	0.94%	0.52%	Mar. 27, 1985